Issued Capital (Details) - Schedule of issued capital (Parentheticals) - shares	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Ordinary shares [member]
Issued Capital (Details) - Schedule of issued capital (Parentheticals) [Line Items]
Number of shares issued	2,084,016,678	1,037,358,032
Options [Member]
Issued Capital (Details) - Schedule of issued capital (Parentheticals) [Line Items]
Number of shares issued